Financial Statements Schedule 1 - Condensed Statements of Profit or Loss and Other Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income				¥ 122	$ 18	¥ 118	¥ 993
Net exchange (loss) gain				494	71	1,250	(3,521)
Administrative expenses				(121,647)	(17,473)	(144,454)	(130,203)
Profit (loss) and total comprehensive income (loss) for the year				(104,870)	$ (15,064)	(7,982)	9,052
Parent [member]
Condensed Statement of Income Captions [Line Items]
Other income				118		118	4,295
Net exchange (loss) gain				(740)		(1,833)	2,313
Administrative expenses				(10,290)		(8,677)	(10,228)
Profit (loss) and total comprehensive income (loss) for the year	¥ (10,912)	¥ (10,392)	¥ (3,620)	¥ (10,912)		¥ (10,392)	¥ (3,620)